INVESTMENTS - Associates and Joint Venture Investment Impact (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 5,117	$ 4,888	$ 4,865
Current liabilities	(5,964)	(6,836)	$ (6,971)
Net (loss) income	2,043	2,059
Associates | Joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	491	489
Long-term assets	3,501	3,303
Current liabilities	(906)	(740)
Long-term liabilities	(1,407)	(1,258)
Total net assets	1,679	1,794
Our share of net assets	851	935
Revenue	2,314	1,903
Expenses	(2,366)	(1,902)
Net (loss) income	(52)	1
Our share of net (loss) income	$ (24)	$ 0